CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (unaudited) - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2023	$ 194	$ 690,190	$ (75,979)	$ 2,401,912	$ 3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Increase (Decrease) in Stockholders' Equity
Net Income				150,498	150,498
Dividends				(15,535)	(15,535)
Repurchase of common stock		(4,132)			(4,132)
Repurchase of common stock (in shares)	(58)
Stock based compensation		1,576			1,576
Net movement in other comprehensive income			1,166		1,166
Balance at Mar. 31, 2024	$ 194	687,634	(74,813)	2,536,875	3,149,890
Balance (in shares) at Mar. 31, 2024	19,361
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Increase (Decrease) in Stockholders' Equity
Net Income					291,650
Net movement in other comprehensive income					2,332
Balance at Jun. 30, 2024	$ 193	688,122	(73,647)	2,662,550	3,277,218
Balance (in shares) at Jun. 30, 2024	19,346
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Increase (Decrease) in Stockholders' Equity
Repurchase of common stock					$ (53,900)
Repurchase of common stock (in shares)					(661,103)
Balance at Dec. 31, 2024	$ 190	650,864	(70,430)	2,844,176	$ 3,424,800
Balance (in shares) at Dec. 31, 2024	18,988				18,987,616
Balance at Mar. 31, 2024	$ 194	687,634	(74,813)	2,536,875	$ 3,149,890
Balance (in shares) at Mar. 31, 2024	19,361
Increase (Decrease) in Stockholders' Equity
Net Income				141,152	141,152
Dividends				(15,477)	(15,477)
Repurchase of common stock	$ (1)	(1,090)			(1,091)
Repurchase of common stock (in shares)	(15)
Stock based compensation		1,577			1,577
Issuance of common stock		1			1
Net movement in other comprehensive income			1,166		1,166
Balance at Jun. 30, 2024	$ 193	688,122	(73,647)	2,662,550	3,277,218
Balance (in shares) at Jun. 30, 2024	19,346
Balance at Dec. 31, 2024	$ 190	650,864	(70,430)	2,844,176	$ 3,424,800
Balance (in shares) at Dec. 31, 2024	18,988				18,987,616
Increase (Decrease) in Stockholders' Equity
Net Income				115,147	$ 115,147
Dividends				(15,894)	(15,894)
Repurchase of common stock	$ (4)	(33,212)			(33,216)
Repurchase of common stock (in shares)	(414)
Stock based compensation		1,705			1,705
Issuance of common stock		4			4
Net movement in other comprehensive income			1,183		1,183
Balance at Mar. 31, 2025	$ 186	619,361	(69,247)	2,943,429	3,493,729
Balance (in shares) at Mar. 31, 2025	18,574
Balance at Dec. 31, 2024	$ 190	650,864	(70,430)	2,844,176	$ 3,424,800
Balance (in shares) at Dec. 31, 2024	18,988				18,987,616
Increase (Decrease) in Stockholders' Equity
Net Income					$ 246,051
Repurchase of common stock					$ (52,700)
Repurchase of common stock (in shares)					(678,060)
Net movement in other comprehensive income					$ 2,377
Balance at Jun. 30, 2025	$ 183	601,653	(68,053)	3,058,770	$ 3,592,553
Balance (in shares) at Jun. 30, 2025	18,310				18,309,654
Balance at Mar. 31, 2025	$ 186	619,361	(69,247)	2,943,429	$ 3,493,729
Balance (in shares) at Mar. 31, 2025	18,574
Increase (Decrease) in Stockholders' Equity
Net Income				130,904	130,904
Dividends				(15,563)	(15,563)
Repurchase of common stock	$ (3)	(19,434)			(19,437)
Repurchase of common stock (in shares)	(264)
Stock based compensation		1,723			1,723
Issuance of common stock		3			3
Net movement in other comprehensive income			1,194		1,194
Balance at Jun. 30, 2025	$ 183	$ 601,653	$ (68,053)	$ 3,058,770	$ 3,592,553
Balance (in shares) at Jun. 30, 2025	18,310				18,309,654